Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating Lease Liability Maturity	The minimum fixed commitments related to all non-cancellable leases are as follows:

	Operating Leases	Capital Leases
	(in thousands)
For the years ending December 31,
2022	$2,680	$51
2023	1,595	3
2024	946	1
2025	298	—
2026	125	—
Total minimum lease payments	$5,644	55
Less: amount representing interest		(2)
Present value of minimum lease payments		53
Less: current obligation		(49)
Long-term obligations under capital lease		$4

Capital Lease Liability Fiscal Year Maturity	The minimum fixed commitments related to all non-cancellable leases are as follows:

	Operating Leases	Capital Leases
	(in thousands)
For the years ending December 31,
2022	$2,680	$51
2023	1,595	3
2024	946	1
2025	298	—
2026	125	—
Total minimum lease payments	$5,644	55
Less: amount representing interest		(2)
Present value of minimum lease payments		53
Less: current obligation		(49)
Long-term obligations under capital lease		$4

Estimated Indirect Tax Liability
The following table summarizes the estimated indirect tax liability activity during the year ended December 31, 2021:

(in thousands)
Balance, January 1, 2021	$921
Payments	(162)
Adjustment to Expense	(22)
Balance, December 31, 2021	$737